Note 17 - Income Taxes (Details) - Income (Loss) before Income Taxes Earned by Tax Jurisdictions (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Note 17 - Income Taxes (Details) - Income (Loss) before Income Taxes Earned by Tax Jurisdictions [Line Items]
Tax Jurisdiction	$ 13,733	$ 17,221	$ 15,390
Canada [Member]
Note 17 - Income Taxes (Details) - Income (Loss) before Income Taxes Earned by Tax Jurisdictions [Line Items]
Tax Jurisdiction	6,922	14,908	17,225
United States [Member]
Note 17 - Income Taxes (Details) - Income (Loss) before Income Taxes Earned by Tax Jurisdictions [Line Items]
Tax Jurisdiction	7,841	1,529	87
Other Countries [Member]
Note 17 - Income Taxes (Details) - Income (Loss) before Income Taxes Earned by Tax Jurisdictions [Line Items]
Tax Jurisdiction	$ (1,030)	$ 784	$ (1,922)